Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Relative Size of Plan Obligation and Assets

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2025	SPP	Other	International	Canada	International
Percentage of total benefit obligations	72%	16%	12%	50%	50%
Percentage of total plan assets	74%	11%	15%	–	100%
Percentage of total benefit expense (1)	74%	23%	3%	42%	58%

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2024	SPP	Other	International	Canada	International
Percentage of total benefit obligations	72%	15%	13%	50%	50%
Percentage of total plan assets	74%	11%	15%	–	100%
Percentage of total benefit expense (1)	73%	27%	–	46%	54%

(1)	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.

Summary of Cash Contributions and Payments made by Bank to Principal Plans
The table below shows the cash contributions and payments made by the Bank to its principal plans in 2025, and the prior year.

Contributions to the principal plans for the year ended October 31 ($ millions)	2025	2024
Defined benefit pension plans (cash contributions to fund the plans, including paying beneficiaries under the unfunded pension arrangements)
SPP (excluding defined contribution provision)	$158	$69
All other plans	64	47
Other benefit plans (cash contributions mainly in the form of benefit payments to beneficiaries)	61	62
Defined contribution pension and other benefit plans (cash contributions)	206	184
Defined contribution pension contributions funded from pension plan surplus	–	(54)
Total contributions (1)	$489	$308

(1)
Based on preliminary estimates, the Bank expects to make contributions of $158 million to the SPP (excluding the defined contribution
provision), $79 million to all other defined benefit pension plans, $66 million to other benefit plans and $217 million to all defined contribution plans for the year ending October 31, 2026.

Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for Wholly Unfunded Plans and Wholly or Partly Funded Plans
The excess (deficit) of the fair value of assets over the benefit obligation at the end of the year includes the following amounts for plans that are wholly unfunded and plans that are wholly or partly funded.

	Pension plans		Other benefit plans
As at October 31 ($ millions)	2025	2024	2025	2024
Benefit obligation
Benefit obligation of plans that are wholly unfunded	$346	$362	$890	$930
Benefit obligation of plans that are wholly or partly funded	8,886	8,529	264	217

Funded status
Benefit obligation of plans that are wholly or partly funded	$8,886	$8,529	$264	$217
Fair value of assets	9,956	9,260	63	84
Excess (deficit) of fair value of assets over benefit obligation of wholly or partly funded plans	$1,070	$731	$(201)	$(133)
Benefit obligation of plans that are wholly unfunded	346	362	890	930
Excess (deficit) of fair value of assets over total benefit obligation	$724	$369	$(1,091)	$(1,063)
Effect of asset limitation and minimum funding requirement	(223)	(208)	–	–
Net asset (liability) at end of year	$501	$161	$(1,091)	$(1,063)

Summary of Financial Information related to Principal Plans
The following tables present financial information related to the Bank’s principal plans.

	Pension plans		Other benefit plans
For the year ended October 31 ($ millions)	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$8,891	$7,669	$1,147	$1,114
Current service cost	244	205	22	20
Interest cost on benefit obligation	432	456	70	77
Employee contributions	26	27	–	–
Benefits paid	(438)	(404)	(94)	(101)
Actuarial loss (gain)	8	959	55	59
Past service cost (1)	32	–	(63)	(1)
Business acquisition	–	–	(2)	–
Settlements	–	(2)	–	–
Foreign exchange	37	(19)	19	(21)
Benefit obligation at end of year	$9,232	$8,891	$1,154	$1,147

Change in fair value of assets
Fair value of assets at beginning of year	9,260	8,139	84	113
Interest income on fair value of assets	467	494	8	9
Return on plan assets in excess of (less than) interest income on fair value of assets	421	955	(1)	8
Employer contributions	222	62	61	62
Employee contributions	26	27	–	–
Benefits paid	(438)	(404)	(94)	(101)
Administrative expenses	(12)	(13)	–	–
Business acquisition	–	–	–	–
Settlements	–	(3)	–	–
Foreign exchange	10	3	5	(7)
Fair value of assets at end of year	$9,956	$9,260	$63	$84

Funded status
Excess (deficit) of fair value of assets over benefit obligation at end of year	724	369	(1,091)	(1,063)
Effect of asset limitation and minimum funding requirement (2)	(223)	(208)	–	–
Net asset (liability) at end of year	$501	$161	$(1,091)	$(1,063)
Recorded in:
Other assets in the Bank’s Consolidated Statement of Financial Position	1,036	684	1	1
Other liabilities in the Bank’s Consolidated Statement of Financial Position	(535)	(523)	(1,092)	(1,064)
Net asset (liability) at end of year	$501	$161	$(1,091)	$(1,063)

Annual benefit expense
Current service cost	244	205	22	20
Net interest expense (income)	(13)	(32)	62	68
Administrative expenses	12	12	–	–
Past service costs (1)	32	–	(63)	(1)
Amount of settlement (gain) loss recognized	–	1	–	–
Remeasurement of other long-term benefits	–	–	2	6
Benefit expense (income) recorded in the Consolidated Statement of Income (A)	$275	$186	$23	$93
Defined contribution benefit expense (B)	$205	$183	$1	$1

Remeasurements
Return on plan assets in excess of interest income on fair value of assets	421	955	(1)	8
Actuarial (loss) gain on benefit obligation	(8)	(959)	(53)	(53)
Change in the asset limitation	6	(146)	–	–
Gains (losses) recorded in OCI (C)	$419	$(150)	$(54)	$(45)
Total benefit cost (A + B - C)	$61	$519	$78	$139
Additional details on actual return on assets and actuarial gains and (losses)
Actual (return) on assets (net of administrative expenses)	$(876)	$(1,436)	$(7)	$(19)
Actuarial gains and (losses) from changes in demographic assumptions	4	7	(11)	–
Actuarial gains and (losses) from changes in financial assumptions	(16)	(952)	(47)	(53)
Actuarial gains and (losses) from changes in experience	4	(14)	3	(6)

Additional details on fair value of pension plan assets invested
In Scotiabank securities (stock, bonds)	54	67	–	–
In property occupied by Scotiabank	3	4	–	–

Change in asset ceiling/(onerous liability)
Asset ceiling /onerous liability at end of prior year	208	55	–	–
Interest expense	22	6	–	–
Remeasurements	(6)	146	–	–
Foreign exchange	(1)	1	–	–
Asset ceiling /onerous liability at end of year	$223	$208	$–	$–

(1)	Other benefit plans past service costs relate to certain post-retirement plan amendments.
(2)	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.

Summary of Disaggregation of Defined Benefit Obligation
The weighted average duration of the total benefit obligation at October 31, 2025 is 13.4 years (2024 – 13.6 years).

	Pension plans		Other benefit plans
For the year ended October 31	2025	2024	2025	2024
Disaggregation of the benefit obligation (%)
Canada
Active members	51%	51%	3%	3%
Inactive and retired members	49%	49%	97%	97%
Total	100%	100%	100%	100%
Mexico
Active members	28%	28%	28%	32%
Inactive and retired members	72%	72%	72%	68%
Total	100%	100%	100%	100%
United States
Active members	28%	31%	32%	43%
Inactive and retired members	72%	69%	68%	57%
Total	100%	100%	100%	100%

Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans
The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Bank’s principal plans are summarized as follows:

	Pension plans		Other benefit plans
For the year ended October 31	2025	2024	2025	2024
Benefit obligation at end of year
Discount rate – all plans	5.17%	5.22%	6.34%	6.51%
Discount rate – Canadian plans only	4.80%	4.80%	4.49%	4.69%
Rate of increase in future compensation (1)	3.85%	3.85%	4.48%	4.37%
Benefit expense (income) for the year
Discount rate – All plans
Discount rate for defined benefit obligations	5.22%	6.13%	6.51%	7.36%
Discount rate for net interest cost	4.96%	6.13%	6.35%	7.36%
Discount rate for service cost	5.28%	6.06%	6.62%	7.31%
Discount rate for interest on service cost	5.10%	6.07%	6.53%	7.27%
Discount rate – Canadian plans only
Discount rate for defined benefit obligations	4.80%	5.70%	4.69%	5.80%
Discount rate for net interest cost	4.51%	5.70%	4.42%	5.80%
Discount rate for service cost	4.90%	5.60%	4.87%	5.62%
Discount rate for interest on service cost	4.70%	5.61%	4.69%	5.53%
Rate of increase in future compensation (1)	3.85%	3.96%	4.37%	4.61%
Health care cost trend rates at end of year
Initial rate	n/a	n/a	5.62%	5.72%
Ultimate rate	n/a	n/a	4.76%	4.71%
Year ultimate rate reached	n/a	n/a	2041	2041
Assumed life expectancy in Canada (years)
Life expectancy at 65 for current pensioners – male	23.6	23.6	23.6	23.6
Life expectancy at 65 for current pensioners – female	24.7	24.7	24.7	24.7
Life expectancy at 65, for future pensioners currently aged 45 – male	24.5	24.5	24.5	24.5
Life expectancy at 65, for future pensioners currently aged 45 – female	25.6	25.6	25.6	25.6
Assumed life expectancy in Mexico (years)
Life expectancy at 65 for current pensioners – male	21.6	21.6	21.6	21.6
Life expectancy at 65 for current pensioners – female	24.0	24.0	24.0	24.0
Life expectancy at 65, for future pensioners currently aged 45 – male	21.7	21.7	21.7	21.7
Life expectancy at 65, for future pensioners currently aged 45 – female	24.0	24.0	24.0	24.0
Assumed life expectancy in United States (years)
Life expectancy at 65 for current pensioners – male	22.1	22.0	22.1	22.0
Life expectancy at 65 for current pensioners – female	23.5	23.5	23.5	23.5
Life expectancy at 65, for future pensioners currently aged 45 – male	23.5	23.4	23.5	23.4
Life expectancy at 65, for future pensioners currently aged 45 – female	24.9	24.8	24.9	24.8

(1)
The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.

Summary of Sensitivity Analysis of Key Assumptions Plans

	Pension plans		Other benefit plans
For the year ended October 31, 2025 ($ millions)	Benefit obligation	Benefit expense	Benefit obligation	Benefit expense
Impact of the following changes:
1% decrease in discount rate	$1,382	$88	$124	$5
0.25% increase in rate of increase in future compensation	73	5	–	–
1% increase in health care cost trend rate	n/a	n/a	97	13
1% decrease in health care cost trend rate	n/a	n/a	(81)	(10)
1 year increase in Canadian life expectancy	160	10	18	1
1 year increase in Mexican life expectancy	3	–	3	–
1 year increase in the United States life expectancy	2	–	1	–

Summary of weighted-average actual and target asset allocations
The tables below show the weighted-average actual and target asset allocations for the Bank’s principal plans at October 31, by asset category.

	Pension plans		Other benefit plans
Asset category %	Actual 2025	Actual 2024	Actual 2025	Actual 2024
Cash and cash equivalents	1%	2%	–%	–%
Equity investments
Quoted in an active market	44%	43%	15%	12%
Non quoted	5%	5%	–%	–%
	49%	48%	15%	12%
Fixed income investments
Quoted in an active market	6%	10%	83%	87%
Non quoted	33%	29%	–%	–%
	39%	39%	83%	87%
Property
Quoted in an active market	–%	–%	2%	1%
Non quoted	1%	1%	–%	–%
	1%	1%	2%	1%
Other
Quoted in an active market	–%	–%	–%	–%
Non quoted	10%	10%	–%	–%
	10%	10%	–%	–%
Total	100%	100%	100%	100%

Target asset allocation at October 31, 2025 Asset category %	Pension plans	Other benefit plans
Cash and cash equivalents	–%	–%
Equity investments	41%	15%
Fixed income investments	44%	83%
Property	1%	2%
Other	14%	–%
Total	100%	100%